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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Gregory J. Lyons, Secretary and Chief Legal Office

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1.	Reports to Stockholders

2009 SEMIANNUAL REPORT

LifePoints® Funds

Target Distribution Strategies

JUNE 30, 2009

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Semiannual Report

June 30, 2009 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,077.30	$1,021.96
Expenses Paid During Period*	$2.95	$2.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.3%
Other Russell Investment Company Series Mutual Funds

Bonds - 84.4%
Russell Strategic Bond Fund	86,101	818

Domestic Equities - 10.8%
Russell Real Estate Securities Fund	529	11
Russell U.S. Core Equity Fund	2,082	42
Russell U.S. Quantitative Equity Fund	1,879	40
Russell U.S. Small & Mid Cap Fund	792	12

		105

International Equities - 6.1%
Russell Emerging Markets Fund	655	9
Russell Global Equity Fund	1,824	12
Russell International Developed Markets Fund	1,513	38

		59

Total Investments - 101.3% (identified cost $963)		982

Other Assets and Liabilities, Net - (1.3%)		(13)

Net Assets - 100.0%		969

See accompanying notes which are an integral part of the financial statements.

4	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,065.70	$1,022.03
Expenses Paid During Period*	$2.86	$2.80

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Accelerated Distribution Fund — A Shares	5

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 76.5%
Russell Strategic Bond Fund	73,160	695

Domestic Equities - 4.4%
Russell Real Estate Securities Fund	200	5
Russell U.S. Core Equity Fund	792	16
Russell U.S. Quantitative Equity Fund	712	15
Russell U.S. Small & Mid Cap Fund	294	4

		40

International Equities - 2.3%
Russell Emerging Markets Fund	226	3
Russell Global Equity Fund	675	4
Russell International Developed Markets Fund	556	14

		21

Short-Term Investments - 17.4%
Russell Money Market Fund	157,678	158

Total Investments - 100.6% (identified cost $928)		914

Other Assets and Liabilities, Net - (0.6%)		(5)

Net Assets - 100.0%		909

See accompanying notes which are an integral part of the financial statements.

6	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,069.60	$1,022.00
Expenses Paid During Period*	$2.90	$2.83

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2027 Extended Distribution Fund — A Shares	7

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 84.9%
Russell Strategic Bond Fund	82,601	784

Domestic Equities - 11.1%
Russell Real Estate Securities Fund	510	11
Russell U.S. Core Equity Fund	2,030	41
Russell U.S. Quantitative Equity Fund	1,824	39
Russell U.S. Small & Mid Cap Fund	754	11

		102

International Equities - 6.0%
Russell Emerging Markets Fund	577	8
Russell Global Equity Fund	1,730	11
Russell International Developed Markets Fund	1,424	36

		55

Total Investments - 102.0% (identified cost $989)		941

Other Assets and Liabilities, Net - (2.0%)		(18)

Net Assets - 100.0%		923

See accompanying notes which are an integral part of the financial statements.

8	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,076.80	$1,023.09
Expenses Paid During Period*	$1.77	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.34% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Retirement Distribution Fund — S Shares	9

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 87.7%
Other Russell Investment Company Series Mutual Funds

Bonds - 74.5%
Russell Strategic Bond Fund	114,401	1,087

Domestic Equities - 8.6%
Russell Real Estate Securities Fund	630	14
Russell U.S. Core Equity Fund	2,511	50
Russell U.S. Quantitative Equity Fund	2,257	48
Russell U.S. Small & Mid Cap Fund	930	14

		126

International Equities - 4.6%
Russell Emerging Markets Fund	710	10
Russell Global Equity Fund	2,128	13
Russell International Developed Markets Fund	1,757	44

		67

Total Investments - 87.7% (identified cost $1,220)		1,280

Other Assets and Liabilities, Net - 12.3%		179

Net Assets - 100.0%		1,459

See accompanying notes which are an integral part of the financial statements.

10	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,072.30	$1,023.31
Expenses Paid During Period*	$1.54	$1.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Accelerated Distribution Fund — S Shares	11

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 93.2%
Russell Strategic Bond Fund	101,137	961

Domestic Equities - 5.7%
Russell Real Estate Securities Fund	298	6
Russell U.S. Core Equity Fund	1,171	24
Russell U.S. Quantitative Equity Fund	1,058	23
Russell U.S. Small & Mid Cap Fund	439	6

		59

International Equities - 3.0%
Russell Emerging Markets Fund	330	4
Russell Global Equity Fund	1,005	6
Russell International Developed Markets Fund	820	21

		31

Total Investments - 101.9% (identified cost $1,100)		1,051

Other Assets and Liabilities, Net - (1.9%)		(20)

Net Assets - 100.0%		1,031

See accompanying notes which are an integral part of the financial statements.

12	2017 Accelerated Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,073.80	$1,023.26
Expenses Paid During Period*	$1.59	$1.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.31% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2027 Extended Distribution Fund — S Shares	13

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 85.8%
Russell Strategic Bond Fund	121,188	1,151

Domestic Equities - 10.1%
Russell Real Estate Securities Fund	674	15
Russell U.S. Core Equity Fund	2,669	54
Russell U.S. Quantitative Equity Fund	2,406	52
Russell U.S. Small & Mid Cap Fund	995	14

		135

International Equities - 5.3%
Russell Emerging Markets Fund	753	10
Russell Global Equity Fund	2,278	14
Russell International Developed Markets Fund	1,868	47

		71

Total Investments - 101.2% (identified cost $1,402)		1,357

Other Assets and Liabilities, Net - (1.2%)		(16)

Net Assets - 100.0%		1,341

See accompanying notes which are an integral part of the financial statements.

14	2027 Extended Distribution Fund — S Shares

(This page intentionally left blank)

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Amounts in thousands	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Assets
Investments, at identified cost	$963	$928	$989	$1,220
Investments, at market	982	914	941	1,280
Receivables:
Fund shares sold	—	—	—	200
From Adviser	8	12	3	—
Prepaid expenses	5	7	5	9

Total assets	995	933	949	1,489

Liabilities
Payables:
Accrued fees to affiliates	—	—	—	8
Other accrued expenses	26	24	26	22

Total liabilities	26	24	26	30

Net Assets	$969	$909	$923	$1,459

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$16	$24	$20	$26
Accumulated net realized gain (loss)	(264)	(111)	(143)	(199)
Unrealized appreciation (depreciation) on investments	19	(14)	(48)	60
Shares of beneficial interest	1	1	1	2
Additional paid-in capital	1,197	1,009	1,093	1,570

Net Assets	$969	$909	$923	$1,459

Net Asset Value, offering and redemption price per share:
Net asset value per share	$6.83	$8.44	$8.30	$7.01

Maximum offering price per share (Net asset value plus sales charge of 5.75%)	$7.25	$8.95	$8.81	$—
Net assets	$968,906	$908,649	$923,283	$1,458,748
Shares outstanding ($.01 par value)	141,831	107,599	111,286	207,991

See accompanying notes which are an integral part of the financial statements.

16	Statements of Assets and Liabilities

2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$1,100	$1,402
1,051	1,357

—	—
—	—
7	9

1,058	1,366

4	3
23	22

27	25

$1,031	$1,341

$26	$31
(84)	(104)
(49)	(45)
1	2
1,137	1,457

$1,031	$1,341

$8.45	$8.88

$—	$—
$1,030,519	$1,341,204
121,983	151,064

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	17

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Operations — For the Period Ended June 30, 2009 (Unaudited)

Amounts in thousands	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Investment Income
Income distributions from Underlying Funds	$18	$27	$22	$27

Expenses
Advisory fees	1	1	1	1
Custodian fees	3	3	3	3
Transfer agent fees	1	1	1	1
Distributions fees	1	1	1	—
Professional fees	20	21	20	20
Registration fees	9	9	10	11
Printing fees	—	1	—	—
Miscellaneous	—	—	—	1

Expenses before reductions	35	37	36	37
Expense reductions	(33)	(34)	(34)	(36)

Net expenses	2	3	2	1

Net investment income (loss)	16	24	20	26

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(32)	(16)	1	(2)
Capital gain distributions from Underlying Funds	—	—	—	—

Net realized gain (loss)	(32)	(16)	1	(2)
Net change in unrealized appreciation (depreciation) on investments	84	58	38	74

Net realized and unrealized gain (loss)	52	42	39	72

Net Increase (Decrease) in Net Assets from Operations	$68	$66	$59	$98

See accompanying notes which are an integral part of the financial statements.

18	Statements of Operations

2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$28	$34

1	1
3	3
1	1
—	—
21	22
11	11
1	1
—	2

38	41
(36)	(38)

2	3

26	31

(4)	(8)
—	—

(4)	(8)
48	72

44	64

$70	$95

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	19

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Changes in Net Assets — For the Periods Ended

	2017 Retirement Distribution Fund - A Shares			2017 Accelerated Distribution Fund - A Shares
Amounts in thousands	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$16	$8	$5	$24	$13	$22
Net realized gain (loss)	(32)	(24)	(209)	(16)	(8)	(86)
Net change in unrealized appreciation (depreciation)	84	13	(78)	58	7	(79)

Net increase (decrease) in net assets from operations	68	(3)	(282)	66	12	(143)

Distributions
From net investment income	—	(13)	—	—	(35)	—
From return of capital	—	(63)	—	—	(92)	—

Net decrease in net assets from distributions	—	(76)	—	—	(127)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	218	27	1,017	(173)	(14)	1,288

Total Net Increase (Decrease) in Net Assets	286	(52)	735	(107)	(129)	1,145

Net Assets
Beginning of period	683	735	—	1,016	1,145	—

End of period	$969	$683	$735	$909	$1,016	$1,145

Undistributed (overdistributed) net investment income included in net assets	$16	$—	$5	$24	$—	$22

*	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
**	For the period November 1, 2008 to December 31, 2008.
***	For the period ended June 30, 2009 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

20	Statements of Changes in Net Assets

2027 Extended Distribution Fund - A Shares			2017 Retirement Distribution Fund - S Shares			2017 Accelerated Distribution Fund - S Shares			2027 Extended Distribution Fund - S Shares
June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*

$20	$10	$22	$26	$12	$3	$26	$13	$30	$31	$17	$31
1	(4)	(141)	(2)	(5)	(192)	(4)	(19)	(61)	(8)	(7)	(90)
38	(5)	(81)	74	—	(14)	48	15	(112)	72	(3)	(114)

59	1	(200)	98	7	(203)	70	9	(143)	95	7	(173)

—	(32)	—	—	(15)	—	—	(45)	—	—	(47)	—
—	(34)	—	—	(97)	—	—	(75)	—	—	(49)	—

—	(66)	—	—	(112)	—	—	(120)	—	—	(96)	—

3	2	1,124	318	221	1,130	(3)	19	1,199	(83)	103	1,488

62	(63)	924	416	116	927	67	(92)	1,056	12	14	1,315

861	924	—	1,043	927	—	964	1,056	—	1,329	1,315	—

$923	$861	$924	$1,459	$1,043	$927	$1,031	$964	$1,056	$1,341	$1,329	$1,315

$20	$—	$22	$26	$—	$3	$26	$—	$29	$31	$—	$31

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	21

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(c)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2017 Retirement Distribution Fund - A Shares
June 30, 2009(3)	6.34	.12	.37	.49	—	—	—
December 31, 2008(2)	7.08	.08	(.12)	(.04)	(.12)	—	(.58)
October 31, 2008(1)	10.00	.17	(3.09)	(2.92)	—	—	—
2017 Accelerated Distribution Fund - A Shares
June 30, 2009(3)	7.92	.18	.34	.52	—	—	—
December 31, 2008(2)	8.82	.11	(.01)	.10	(.28)	—	(.72)
October 31, 2008(1)	10.00	.57	(1.75)	(1.18)	—	—	—
2027 Extended Distribution Fund - A Shares
June 30, 2009(3)	7.76	.17	.37	.54	—	—	—
December 31, 2008(2)	8.34	.10	(.08)	.02	(.29)	—	(.31)
October 31, 2008(1)	10.00	.49	(2.15)	(1.66)	—	—	—
2017 Retirement Distribution Fund - S Shares
June 30, 2009(3)	6.51	.14	.36	.50	—	—	—
December 31, 2008(2)	7.24	.08	(.11)	(.03)	(.09)	—	(.61)
October 31, 2008(1)	10.00	.12	(2.88)	(2.76)	—	—	—
2017 Accelerated Distribution Fund - S Shares
June 30, 2009(3)	7.88	.20	.37	.57	—	—	—
December 31, 2008(2)	8.80	.11	(.03)	.08	(.35)	—	(.65)
October 31, 2008(1)	10.00	.58	(1.78)	(1.20)	—	—	—
2027 Extended Distribution Fund - S Shares
June 30, 2009(3)	8.27	.20	.41	.61	—	—	—
December 31, 2008(2)	8.81	.10	(.04)	.06	(.29)	—	(.31)
October 31, 2008(1)	10.00	.56	(1.75)	(1.19)	—	—	—

See accompanying notes which are an integral part of the financial statements.

22	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

—	6.83	7.73	969.57		8.55	1.93	23
(.70)	6.34	(.42)	683.47		26.38	1.09	6
—	7.08	(35.05)	735.29		15.46	1.85	188

—	8.44	6.57	909.56		7.11	2.27	69
(1.00)	7.92	1.22	1,016.50		17.06	1.23	41
—	8.82	(17.76)	1,145.30		13.26	5.99	192

—	8.30	6.96	923.56		8.36	2.28	14
(.60)	7.76	.19	861.49		26.65	1.16	2
—	8.34	(23.05)	924.29		9.72	5.14	114

—	7.01	7.68	1,459.34		6.43	2.15	19
(.70)	6.51	(.42)	1,043.19		25.68	1.18	12
—	7.24	(35.23)	927.05		14.96	1.34	217

—	8.45	7.23	1,031.30		7.10	2.50	24
(1.00)	7.88	.90	964.26		26.80	1.28	4
—	8.80	(16.91)	1,056.04		7.93	5.98	67

—	8.88	7.38	1,341.31		5.93	2.36	20
(.60)	8.27	.75	1,329.25		21.22	1.21	9
—	8.81	(18.69)	1,315.04		7.05	5.78	328

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	23

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Highlights

(1)	For the January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(3)	For the period ended June 30, 2009 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.

See accompanying notes which are an integral part of the financial statements.

24	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements — June 30, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

Notes to Financial Statements	25

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended June 30, 2009, were Level one for all Funds.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

26	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At June 30, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files a U.S. tax return. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended June 30, 2009, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

Funds	Purchases	Sales

2017 Retirement Distribution Fund - A Shares	$466,189	$190,598
2017 Accelerated Distribution Fund - A Shares	1,421,782	1,542,743
2027 Extended Distribution Fund - A Shares	185,346	123,103
2017 Retirement Distribution Fund - S Shares	402,649	222,811
2017 Accelerated Distribution Fund - S Shares	321,311	258,245
2027 Extended Distribution Fund - S Shares	271,650	285,952

Notes to Financial Statements	27

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the funds and are payable monthly totaling $6,269 and $1,568 respectively, for the period ended June 30, 2009.

Through February 28, 2009, the 2017 Retirement Distribution Fund-A Shares annual direct and indirect operating expenses were capped at the greater of (a) 1.33% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

Through February 28, 2009, the 2017 Accelerated Distribution Fund-A Shares annual direct and indirect operating expenses were capped at the greater of (a) 1.24% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

Through February 28, 2009, the 2027 Extended Distribution Fund-A Shares annual direct and indirect operating expenses were capped at the greater of (a) 1.28% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

Through February 28, 2009, the 2017 Retirement Distribution Fund-S Shares annual direct and indirect operating expenses were capped at the greater of (a) 1.15% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

Through February 28, 2009, the 2017 Accelerated Distribution Fund-S Shares annual direct and indirect operating expenses were capped at the greater of (a) 0.96% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

Through February 28, 2009, the 2027 Extended Distribution Fund-S Shares annual direct and indirect operating expenses were capped at the greater of (a) 1.00% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

Effective March 1, 2009, for the 2017 Retirement Distribution Fund-A Shares, 2017 Accelerated Distribution Fund-A Shares and 2027 Extended Distribution Fund-A Shares, RIMCo has contractually agreed, until April 29, 2010, to waive up to the full amount of each Funds 0.20% advisory fee and then to reimburse each Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis.

Effective March 1, 2009, for the 2017 Retirement Distribution Fund-S Shares, 2017 Accelerated Distribution Fund-S Shares and 2027 Extended Distribution Fund-S Shares, RIMCo has contractually agreed, until April 29, 2010, to waive up to the full amount of each Funds 0.20% advisory fee and then to reimburse each Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis.

These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

Direct operating expenses do not include extraordinary expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

For the period ended June 30, 2009, the fees waived and reimbursed by RIMCo amounted to:

	Waiver	Reimbursement	Total

2017 Retirement Distribution Fund - A Shares	$827	$32,232	$33,059
2017 Accelerated Distribution Fund - A Shares	1,035	32,894	33,929
2027 Extended Distribution Fund - A Shares	862	32,735	33,597
2017 Retirement Distribution Fund - S Shares	1,156	35,025	36,181
2017 Accelerated Distribution Fund - S Shares	1,052	34,737	35,789
2027 Extended Distribution Fund - S Shares	1,336	36,172	37,508

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

28	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Transfer and Dividend Disbursing Agent

RFSC serves as the Transfer and Dividend Disbursing Agent. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RFSC retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended June 30, 2009 were $5,631.

Distributor

Russell Financial Services, Inc. (the “Distributor’), a wholly-owned subsidiary of RIMCo, serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions.

For the period ended June 30, 2009, the sales commissions paid to the selling agents for the sale of Class A Shares are as follows:

Funds	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

2017 Retirement Distribution Fund - A Shares	$7,750	$1,321
2017 Accelerated Distribution Fund - A Shares	1,133	143
2027 Extended Distribution Fund - A Shares	182	23

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2009 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

Advisory fees	—	$2	—	$11	$10	$43
Administration fees	$41	43	$38	54	45	58
Distribution fees	201	210	185	—	—	—
Reimbursement to Affiliate	—	—	—	7,585	4,260	3,189
Transfer agent fees	146	158	135	193	162	207

	$388	$413	$358	$7,843	$4,477	$3,497

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Notes to Financial Statements	29

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended June 30, 2009, with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2017 Retirement Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$41,781	$22,839	$25,301	$(8,305)	$103	$—
Russell U.S. Quantitative Equity Fund	40,301	23,091	22,985	(7,401)	158	—
Russell U.S. Small & Mid Cap Fund	11,536	6,550	7,717	(2,905)	—	—
Russell International Developed Markets Fund	38,276	20,608	22,621	(5,984)	—	—
Russell Global Equity Fund	11,547	6,069	7,134	(2,506)	—	—
Russell Emerging Markets Fund	8,928	4,000	6,902	(2,510)	—	—
Russell Strategic Bond Fund	817,959	374,159	122,715	897	17,961	—
Russell Real Estate Securities Fund	11,468	8,873	8,758	(2,826)	230	—

	$981,796	$466,189	$224,133	$(31,540)	$18,452	$—

2017 Accelerated Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$15,903	$17,318	$12,016	$(2,075)	$22	$—
Russell U.S. Quantitative Equity Fund	15,263	16,605	11,089	(1,887)	33	—
Russell U.S. Small & Mid Cap Fund	4,286	4,625	3,365	(625)	—	—
Russell International Developed Markets Fund	14,060	15,276	8,902	6	—	—
Russell Global Equity Fund	4,275	4,546	2,658	(43)	—	—
Russell Emerging Markets Fund	3,075	3,176	1,931	160	—	—
Russell Strategic Bond Fund	695,017	642,785	961,631	(10,595)	26,352	—
Russell Real Estate Securities Fund	4,328	5,041	3,367	(543)	50	—
Russell Money Market Fund	157,678	712,409	554,731	—	102	—

	$913,885	$1,421,781	$1,559,690	$(15,602)	$26,559	$—

2027 Extended Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$40,747	$24,238	$4,442	$(152)	$51	$—
Russell U.S. Quantitative Equity Fund	39,127	23,603	3,622	(116)	75	—
Russell U.S. Small & Mid Cap Fund	10,972	6,522	1,234	(45)	—	—
Russell International Developed Markets Fund	36,018	21,562	4,350	396	—	—
Russell Global Equity Fund	10,954	6,456	1,226	27	—	—
Russell Emerging Markets Fund	7,868	4,349	1,318	247	—	—
Russell Strategic Bond Fund	784,713	91,354	105,334	1,248	21,557	—
Russell Real Estate Securities Fund	11,068	7,262	1,407	(266)	108	—

	$941,467	$185,346	$122,933	$1,339	$21,791	$—

2017 Retirement Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$50,404	$21,760	$25,327	$(1,571)	$164	$—
Russell U.S. Quantitative Equity Fund	48,414	22,542	24,103	(1,627)	252	—
Russell U.S. Small & Mid Cap Fund	13,534	5,988	7,481	(529)	—	—
Russell International Developed Markets Fund	44,429	21,651	25,141	(2)	—	—
Russell Global Equity Fund	13,472	5,939	7,383	(186)	—	—
Russell Emerging Markets Fund	9,680	3,729	6,206	747	—	—
Russell Strategic Bond Fund	1,086,811	312,429	119,304	4,106	26,289	—
Russell Real Estate Securities Fund	13,662	8,611	10,436	(2,546)	384	—

	$1,280,406	$402,649	$225,381	$(1,608)	$27,089	$—

2017 Accelerated Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$23,508	$21,655	$9,928	$(331)	$50	$—
Russell U.S. Quantitative Equity Fund	22,694	20,977	8,911	(243)	34	—
Russell U.S. Small & Mid Cap Fund	6,393	5,912	2,717	(101)	—	—
Russell International Developed Markets Fund	20,736	19,441	8,709	261	—	—
Russell Global Equity Fund	6,364	5,933	2,717	19	—	—
Russell Emerging Markets Fund	4,495	4,058	2,166	272	—	—
Russell Strategic Bond Fund	960,799	236,933	224,702	(3,478)	27,920	—
Russell Real Estate Securities Fund	6,454	6,402	3,223	(546)	75	—

	$1,051,443	$321,311	$263,073	$(4,147)	$28,079	$—

30	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2027 Extended Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$53,573	$37,524	$13,752	$(1,394)	$81	$—
Russell U.S. Quantitative Equity Fund	51,599	36,193	12,113	(1,181)	124	—
Russell U.S. Small & Mid Cap Fund	14,485	9,772	3,655	(442)	—	—
Russell International Developed Markets Fund	47,239	31,370	11,558	99	—	—
Russell Global Equity Fund	14,417	5,932	3,694	(246)	—	—
Russell Emerging Markets Fund	10,262	5,942	3,362	1	—	—
Russell Strategic Bond Fund	1,151,287	133,301	241,436	(3,125)	33,409	—
Russell Real Estate Securities Fund	14,622	11,616	5,943	(2,018)	184	—

	$1,357,484	$271,650	$295,513	$(8,306)	$33,798	$—

5.	Federal Income Taxes

At December 31, 2008, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	12/31/2015	Totals

2017 Retirement Distribution Fund - A Shares	$183,592	$183,592
2017 Accelerated Distribution Fund - A Shares	24,056	24,056
2027 Extended Distribution Fund - A Shares	63,209	63,209
2017 Retirement Distribution Fund - S Shares	12,121	12,121
2017 Accelerated Distribution Fund - S Shares	43,255	43,255
2027 Extended Distribution Fund - S Shares	43,749	43,749

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution Fund -A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund -A Shares

Cost of Investments	$1,042,247	$957,195	$1,035,273

Unrealized Appreciation	$6,956	$9,667	$—
Unrealized Depreciation	(67,407)	(52,977)	(93,806)

Net Unrealized Appreciation (Depreciation)	$(60,451)	$(43,310)	$(93,806)

	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund -S Shares
Cost of Investments	$1,333,813	$1,110,309	$1,412,029

Unrealized Appreciation	$—	$5,633	$7,125
Unrealized Depreciation	(53,407)	(64,499)	(61,670)

Net Unrealized Appreciation (Depreciation)	$(53,407)	$(58,866)	$(54,545)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2009, December 31, 2008 and October 31, 2008 were as follows:

	Shares			Dollars
	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*

2017 Retirement Distribution Fund - A Shares
Proceeds from shares sold	45	5	104	$290	$37	$1,017
Proceeds from reinvestment of distributions	1	—	—	3	—	—
Payments for shares redeemed	(12)	(1)	—	(75)	(10)	—

Total net increase (decrease)	34	4	104	$218	$27	$1,017

Notes to Financial Statements	31

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares			Dollars
	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*

2017 Accelerated Distribution Fund - A Shares
Proceeds from shares sold	3	1	130	$25	$11	$1,288
Proceeds from reinvestment of distributions	—	—	—	2	—	—
Payments for shares redeemed	(24)	(3)	—	(200)	(25)	—

Total net increase (decrease)	(21)	(2)	130	$(173)	$(14)	$1,288

	Shares			Dollars
	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*
2027 Extended Distribution Fund - A Shares
Proceeds from shares sold	—	—	111	$3	$2	$1,124
Proceeds from reinvestment of distributions	—	—	—	—	—	—
Payments for shares redeemed	—	—	—	—	—	—

Total net increase (decrease)	—	—	111	$3	$2	$1,124

	Shares			Dollars
	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*
2017 Retirement Distribution Fund - S Shares
Proceeds from shares sold	57	32	128	$381	$221	$1,130
Proceeds from reinvestment of distributions	—	—	—	—	—	—
Payments for shares redeemed	(9)	—	—	(63)	—	—

Total net increase (decrease)	48	32	128	$318	$221	$1,130

	Shares			Dollars
	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*
2017 Accelerated Distribution Fund - S Shares
Proceeds from shares sold	16	2	120	$127	$19	$1,199
Proceeds from reinvestment of distributions	—	—	—	—	—	—
Payments for shares redeemed	(16)	—	—	(130)	—	—

Total net increase (decrease)	—	2	120	$(3)	$19	$1,199

	Shares			Dollars
	June 30, 2009***	December 31, 2008**	October 31, 2008*	June 30, 2009***	December 31, 2008**	October 31, 2008*

2027 Extended Distribution Fund - S Shares
Proceeds from shares sold	6	11	149	$48	$103	$1,488
Proceeds from reinvestment of distributions	—	—	—	—	—	—
Payments for shares redeemed	(16)	—	—	(131)	—	—

Total net increase (decrease)	(10)	11	149	$(83)	$103	$1,488

*	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
**	For the period November 1, 2008 to December 31, 2008.
***	For the period ended June 30, 2009 (unaudited).

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations.

32	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2009, the Funds presented herein did not borrow through the interfund lending program.

8.	Record Ownership

As of June 30 2009, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

2017 Retirement Distribution Fund - A Shares	3	35.9
2017 Accelerated Distribution Fund - A Shares	1	16.6
2027 Extended Distribution Fund - A Shares	3	89.6
2017 Retirement Distribution Fund - S Shares	2	32.6
2017 Accelerated Distribution Fund - S Shares	5	66.0
2027 Extended Distribution Fund - S Shares	2	53.3

Notes to Financial Statements	33

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held on April 21, 2009. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 20, 2009, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 21 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds except the Russell Money Market Fund, which is currently managed by RIMCo.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of

34	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, quality and scope of services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered the possible impact of changes in RIMCo’s senior management during the course of 2008 and 2009 and a restructuring of the Russell organization, which was announced to the Board in January 2009 and detailed to the Board on April 15, 2009, and included a significant reduction in Russell’s workforce. Prior to the Independent Trustees’ private meeting on April 20 and at the April 21 meeting of the Board of Trustees, senior representatives of Russell and RIMCo discussed this organizational restructuring with the Board and assured the Board that the restructuring would not result in a diminution of the nature, quality or scope of the services provided to the Funds. The Board also discussed with these representatives the impact of developments over the past year in the financial services industry upon the financial resources available to the Russell organization.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year, and continues to manage, a portion—up to 10%—of the assets of each of the Russell U.S. Core Equity Fund, the Russell U.S. Quantitative Equity Fund and the Russell International Developed Markets Fund (each a “Participating Underlying Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund during the past year. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is

Basis for Approval of Investment Advisory Contracts	35

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also explained that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

In discussing the Funds’ expense levels relative to Comparable Funds, RIMCo noted, among other things, the difficulty of comparing the total expenses of the LifePoints Funds Target Distribution Strategies with their Comparable Funds. According to RIMCo, the Third-Party Information did not provide a universe of Comparable Funds composed of managed payout funds, which operate under different constraints and involve different considerations in their investment strategies than other funds. Moreover, managed payout funds employ varying payout objectives, structures and mechanisms, all of which may affect allocations between fixed income investments and equity investments, which tend to have higher expenses than fixed income investments. Under the circumstances, the Board considered RIMCo’s view that meaningful comparisons of the expenses of the LifePoints Target Distribution Strategies with their Comparable Funds is difficult.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. During 2008, the Board noted that, generally, there was a reduction in the assets of the Funds and Underlying Funds as a result of market declines and related investor redemptions. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fees for each Fund or Underlying Fund appropriately reflect any economies of scale realized by such Fund, based upon any decline in assets during 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to RIC funds under the Board’s supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the other RIC funds under its supervision, including the Underlying Funds. In response to the Trustees’ inquiries, RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since RIC Funds, including the Underlying Funds, must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that RIC Funds, including the Underlying Funds, are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the April 21 Board meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fees charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its

36	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board also noted RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and its performance relative to appropriate benchmarks and indices in addition to its performance relative to its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the April 21 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 21 Board meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Basis for Approval of Investment Advisory Contracts	37

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — June 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

38	Shareholder Requests for Additional Information

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers — June 30, 2009 (Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	39

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

40	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	41

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

•  U.S. General Counsel and Assistant Secretary, FRC

•  Director and Assistant Secretary, RIA

•  Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•  Secretary and Chief Legal Counsel, RIC and RIF

42	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of June 30, 2009

Russell U.S. Core Equity Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Mellon Capital Management Corporation, Boston, MA

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Russell Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Adviser, Money Managers and Service Providers	43

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

William Blair & Company, LLC, Chicago, IL

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Strategic Bond Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

44	Adviser, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-243

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Item 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
President, Principal Executive Officer and Chief Executive Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
President, Principal Executive Officer and Chief Executive Officer

Date: August 27, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 27, 2009